Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of earnings per share

	For the year ended December 31,
	2022	2021	2020
Net income attributable to owners of the Company	3,651,810	5,390,677	1,748,960
Weighted average number of ordinary shares outstanding (Note 20)	50,263,821	50,499,021	50,206,696

Effects of dilution from:
Share options (weighted average)	1,273,388	1,356,446	1,377,708
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	51,537,209	51,855,467	51,584,404

Earnings per share (in Russian Roubles per share)
Basic	72.65	106.75	34.84
Diluted	70.86	103.96	33.90